UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Development Director
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth   Milwaukee, Wisconsin       8-5-04
-----------------------  --------------------  ----------------
       (Signature)          (City/State)            (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             97

Form 13F Information Table Value Total:      $ 283,441
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None


Marietta Investment Partners
FORM 13F
30-Jun-04
                                                                                              Voting Authority
                                                                                              ----------------
                                                        Value     Shares/   Sh/  Put/ Invstmt Otr
Name of Issuer             Title of class      CUSIP    (x$1000)  Prn Amt   Prn  Call Dscretn Mgr  Sole   Shr  None
-------------------	   ---------------    --------  --------  -------   ---  ---- ------- ---  ----   ---  ------
3M CO.                         COM            88579Y101     3,303   36,694  SH        Sole          36,594        100
ABBOTT LABS                    COM            002824100     1,719   42,175  SH        Sole          39,275      2,900
AFLAC INC.                     COM            001055102       494   12,100  SH        Sole          11,700        400
ALCOA INC.                     COM            013817101       585   17,700  SH        Sole          13,700      4,000
AMERICAN INTL GROUP INC.       COM            026874107    13,639  191,344  SH        Sole         153,029     38,315
AMGEN INC.                     COM            031162100     6,909  126,616  SH        Sole         101,266     25,350
APACHE CORP.                   COM            037411105     6,017  138,163  SH        Sole         111,573     26,590
ASSOCIATED BANC CORP.          COM            045487105       128    4,332  SH        Sole           4,332
BANK OF AMERICA CORP.          COM            060505104       234    2,767  SH        Sole             462      2,305
BANK ONE CORP.                 COM            06423A103     1,087   21,312  SH        Sole          20,664        648
BANTA CORP.                    COM            066821109       440    9,897  SH        Sole           9,897
BERKSHIRE HATHAWAY INC CL A    COM            084670108     1,690       19  SH        Sole               1         18
BP PLC                         COM            055622104     1,415   26,414  SH        Sole          26,414
BRIGGS & STRATTON CORP.        COM            109043109     1,498   16,960  SH        Sole          14,800      2,160
BRISTOL MYERS SQUIBB           COM            110122108       522   21,295  SH        Sole          19,695      1,600
CAMPBELL SOUP CO.              COM            134429109       301   11,200  SH        Sole          11,200
CHEVRONTEXACO CORP.            COM            166764100       898    9,538  SH        Sole           9,538
CHICOS FAS INC.                COM            168615102       319    7,071  SH        Sole           6,471        600
CISCO SYS INC.                 COM            17275R102     5,266  222,187  SH        Sole         185,487     36,700
CITIGROUP INC.                 COM            172967101     8,419  181,061  SH        Sole         150,862     30,199
COACH INC.                     COM            189754104     8,427  186,480  SH        Sole         146,880     39,600
COCA COLA CO.                  COM            191216100       466    9,225  SH        Sole           7,945      1,280
CONOCOPHILLIPS                 COM            20825C104       224    2,934  SH        Sole           2,934
DANAHER CORP DEL               COM            235851102     2,984   57,549  SH        Sole          57,049        500
DELL INC.                      COM            24702R101     1,189   33,193  SH        Sole          32,243        950
DOMINION RES VA NEW            COM            25746U109       596    9,442  SH        Sole           9,442
DOW CHEM CO.                   COM            260543103       942   23,136  SH        Sole          23,136
DU PONT E I DE NEMOURS         COM            263534109       901   20,283  SH        Sole          20,283
EMERSON ELEC CO.               COM            291011104       991   15,600  SH        Sole          14,800        800
EXPRESS SCRIPTS INC CL A       COM            302182100       361    4,554  SH        Sole           4,554
EXXON MOBIL CORP.              COM            30231G102     3,690   83,097  SH        Sole          79,597      3,500
FASTENAL CO.                   COM            311900104       557    9,800  SH        Sole           2,000      7,800
FISERV INC.                    COM            337738108    12,053  309,924  SH        Sole         232,282     77,642
FLEXTRONICS INTL LTD ORD       COM            Y2573F102     4,093  256,604  SH        Sole         191,504     65,100
GENERAL ELEC CO.               COM            369604103    13,226  408,214  SH        Sole         332,486     75,728
GOLDMAN SACHS GROUP            COM            38141G104     5,113   54,298  SH        Sole          42,998     11,300
HARLEY DAVIDSON INC.           COM            412822108     2,303   37,181  SH        Sole          36,531        650
HERSHEY FOODS CORP.            COM            427866108       204    4,400  SH        Sole             400      4,000
ILLINOIS TOOL WKS INC.         COM            452308109     6,608   68,908  SH        Sole          57,658     11,250
INTEL CORP.                    COM            458140100     7,951  288,075  SH        Sole         236,475     51,600
INTERNATIONAL BUSINESS MACHS C COM            459200101     3,112   35,299  SH        Sole          29,149      6,150
ISHARES TR                     DJ SEL DIV INX 464287168       247    4,440  SH        Sole           4,440
ISHARES TR                     MSCI EAFE IDX  464287465       322    2,250  SH        Sole           2,250
JOHNSON & JOHNSON              COM            478160104     3,922   70,415  SH        Sole          53,665     16,750
KIMBERLY CLARK CORP.           COM            494368103     2,376   36,064  SH        Sole          33,310      2,754
KOHLS CORP.                    COM            500255104       634   15,000  SH        Sole          15,000
LAUREATE EDUCATION INC.        COM            518613104       387   10,125  SH        Sole          10,125
LILLY ELI & CO.                COM            532457108     2,962   42,373  SH        Sole          40,773      1,600
LOWES COMPANIES                COM            548661107     5,634  107,210  SH        Sole          81,610     25,600
MANPOWER INC.                  COM            56418H100       558   11,000  SH        Sole          11,000
MARSHALL & ILSLEY CORP.        COM            571834100     2,112   54,042  SH        Sole          51,042      3,000
MBNA CORP.                     COM            55262L100     6,791  263,312  SH        Sole         219,712     43,600
MEDCO HEALTH SOLUTIONS         COM            58405U102       205    5,478  SH        Sole           4,995        483
MEDTRONIC INC.                 COM            585055106    10,666  218,920  SH        Sole         163,670     55,250
MERCK & CO INC.                COM            589331107     2,003   42,175  SH        Sole          38,210      3,965
MERRILL LYNCH & CO INC.        COM            590188108     1,135   21,030  SH        Sole          20,830        200
MGIC INVT CORP WIS             COM            552848103     1,976   26,050  SH        Sole          24,150      1,900
MICROSOFT CORP.                COM            594918104     9,121  319,362  SH        Sole         261,762     57,600
MIDCAP SPDR TR                 UNIT SER 1     595635103       261    2,350  SH        Sole           2,350
MOLEX INC CL A                 COM            608554200     6,278  230,122  SH        Sole         177,285     52,837
MORGAN J P & CO INC.           COM            46625H100       415   10,710  SH        Sole          10,710
NASDAQ 100 TR                  UNIT SER 1     631100104       544   14,420  SH        Sole           2,020     12,400
NATIONAL PRESTO INDS           COM            637215104       283    6,862  SH        Sole           6,862
NEWMONT MINING CORP.           COM            651639106       304    7,840  SH        Sole           7,840
NORDSTROM INC.                 COM            655664100       546   12,814  SH        Sole          12,314        500
OMNICARE INC.                  COM            681904108     2,484   58,018  SH        Sole          57,068        950
OMNICOM GROUP                  COM            681919106     5,194   68,445  SH        Sole          54,745     13,700
PAYCHEX INC.                   COM            704326107     5,730  169,129  SH        Sole         137,029     32,100
PENWEST PHARMACEUTICAL         COM            709754105       167   13,059  SH        Other         13,059
PEPSICO INC.                   COM            713448108     5,053   93,776  SH        Sole          88,676      5,100
PFIZER INC.                    COM            717081103    11,697  341,226  SH        Sole         307,401     33,825
PPG INDS INC.                  COM            693506107       441    7,064  SH        Sole           7,064
PROCTER & GAMBLE CO.           COM            742718109     7,487  137,530  SH        Sole         122,130     15,400
RIVIANA FOODS INC.             COM            769536103       236    9,000  SH        Sole           9,000
ROYAL DUTCH PETE CO NY REG GLD COM            780257804     1,400   27,100  SH        Sole          25,112      1,988
RUBY TUESDAY INC.              COM            781182100     1,657   60,380  SH        Sole          51,680      8,700
SALOMON BROTHERS FD            COM            795477108       306   25,000  SH        Sole                     25,000
SARA LEE CORP.                 COM            803111103       766   33,320  SH        Sole          33,320
SENSIENT TECH                  COM            81725T100       565   26,314  SH        Sole          26,314
SMITH INVT CO.                 COM            832118103       371    5,700  SH        Sole           5,700
SNAP ON INC.                   COM            833034101       391   11,648  SH        Sole          11,648
SPDR TR                        UNIT SER 1     78462F103       848    7,400  SH        Sole             600      6,800
STATE STREET CORP.             COM            857477103     9,326  190,178  SH        Sole         151,053     39,125
STRATTEC SEC CORP.             COM            863111100     1,124   16,422  SH        Sole          15,990        432
STRYKER CORP.                  COM            863667101       228    4,150  SH        Sole           4,150
SYSCO CORP.                    COM            871829107     5,296  147,649  SH        Sole         117,749     29,900
TARGET CORP.                   COM            87612E106     2,531   59,600  SH        Sole          54,100      5,500
TEXAS INSTRUMENTS INC.         COM            882508104     5,671  234,537  SH        Sole         182,487     52,050
TOTAL LOGISTICS INC.           COM            89151W109       578   30,200  SH        Sole          30,200
US BANCORP DEL COM NEW         COM            902973304     2,237   81,179  SH        Sole          81,179
WAL MART STORES INC.           COM            931142103     1,104   20,920  SH        Sole          13,720      7,200
WALGREEN CO.                   COM            931422109     7,529  207,922  SH        Sole         172,422     35,500
WEATHERFORD INTL LTD.          COM            G95089101       626   13,925  SH        Sole          13,925
WELLS FARGO CO.                COM            949746101     1,800   31,450  SH        Sole          29,850      1,600
WEYERHAEUSER CO.               COM            962166104       284    4,500  SH        Sole           4,500
XEROX CORP.                    COM            984121103       247   17,000  SH        Sole          17,000
ZIMMER HOLDINGS INC W/I        COM            98956P102     9,511  107,838  SH        Sole          85,628     22,210
REPORT SUMMARY                 97                         283,441